RBC FUNDS TRUST

(the “Trust”)

RBC China Equity Fund

RBC Emerging Markets ex-China Equity Fund

RBC Emerging Markets Equity Fund

RBC Emerging Markets Value Equity Fund

RBC Global Equity Leaders Fund

RBC Global Opportunities Fund

RBC International Equity Fund

RBC International Opportunities Fund

RBC International Small Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 15, 2023 to the Statement of Additional Information (the “SAI”) dated July 26, 2023, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees of the Trust has approved a reallocation of fees between RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) with respect to each of the Funds, effective January 2, 2024 (the “Effective Date”).

Accordingly, as of the Effective Date, the second paragraph of the section entitled “Management—Investment Sub-Advisor” of the SAI (p. 56) is hereby deleted in its entirety and replaced with the following:

For the services provided by the Sub-Advisor to each of the RBC Global Equity Funds, the Advisor will pay the Sub-Advisor a fee, computed daily and payable monthly, equal to 60% of the management fee paid to the Advisor by each Fund (“Management Fee”), after deducting the amounts of any fees waived or expenses paid or reimbursed by the Advisor pursuant to any expense limitation arrangements then in place between the Advisor and the Fund (“Expense Waivers”), such that:

(Management Fee – Expense Waivers) x 0.600 = Sub-Advisory Fee

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

(the “Trust”)

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 15, 2023 to the Statement of Additional Information (the “SAI”) dated January 27, 2023, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees of the Trust has approved a reallocation of fees between RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) with respect to each of the Funds, effective January 2, 2024 (the “Effective Date”).

Accordingly, as of the Effective Date, the second paragraph of the section entitled “Management—Investment Sub-Advisor” of the SAI ( p. 66) is hereby deleted in its entirety and replaced with the following:

For the services provided by the Sub-Advisor to each of RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund, the Advisor will pay the Sub-Advisor a fee, computed daily and payable monthly, equal to 60% of the management fee paid to the Advisor by each of RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund (“Management Fee”), after deducting the amounts of any fees waived or expenses paid or reimbursed by the Advisor pursuant to any expense limitation arrangements then in place between the Advisor and the Fund (“Expense Waivers”), such that:

(Management Fee – Expense Waivers) x 0.600 = Sub-Advisory Fee

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE